Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Key Revenues Streams	Key revenues streams are as below:
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Insurance transaction services income	1,699,433	2,617,185	3,275,182
SaaS and technical service income	30,435	61,863	25,051
Others	5,536	11	1,185
Total	1,735,404	2,679,059	3,301,418